Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Operating activities:
Loss for the year from continuing operations	$ (16,790,000)	$ (16,790,000)	$ (10,763,000)
Adjusted for:
Interest income	36,000		91,000
Items not involving cash:
Unrealized net gain on marketable securities	(869,000)		565,000
Realized net loss on marketable securities		311,000		$ 0
Depreciation	371,000		252,000
Amortization of flow-through share premium	(4,520,000)		(453,000)
Share-based compensation	2,046,000		2,530,000
Bridge loan expense	0		483,000
Accretion expense	69,000		34,000
Interest expense on lease liability	98,000	98,000	0	0
Impairment of equipment		42,000		0
Other	1,000		12,000
Changes in non-cash working capital	266,000		(896,000)
Cash used in operating activities, continuing operations	(17,273,000)		(9,457,000)
Cash used in operating activities, discontinued operation	0		(3,224,000)
Investing activities:
Interest received	36,000		91,000
Disposition of Peruvian projects to Spincos	0		(12,781,000)
Transaction costs paid on behalf of Spincos	0		(1,400,000)
Acquisition of Eastmain, net of cash acquired	(1,210,000)		(1,403,000)
Option payment received	150,000		150,000
Acquisition of Homestake Ridge royalty, inclusive of fees	(110,000)		0
Proceeds from sale of marketable securities	1,000,000
Property and equipment additions, net of disposals	(87,000)		0
Decrease (increase) in restricted cash	35,000		(50,000)
Other	0		27,000
Cash (used in) provided by investing activities, continuing operations	(186,000)		(15,366,000)
Cash used in investing activities, discontinued operation	0		(1,210,000)
Financing activities:
Proceeds from issuance of common shares, net of cash share issuance costs	5,385,000		19,885,000
Proceeds from issuance of flow-through shares	0		16,350,000
Interest paid	0		64,000
Lease payments	180,000		25,000
Proceeds from share option and warrant exercises	152,000		7,812,000
Cash provided by financing activities, continuing operations	5,357,000		43,958,000
(Decrease) increase in cash	(12,102,000)		14,701,000
Cash, beginning of the year	15,361,000			$ 660,000
Cash, end of the period	$ 3,259,000	$ 3,259,000	$ 15,361,000